Investments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major categories of net investment income
Total investment income	$ 205,146	$ 210,292	$ 219,831
Investment expenses	(6,486)	(6,757)	(7,356)
Net investment income	198,660	203,535	212,475
Fixed maturity securities
Major categories of net investment income
Total investment income	152,544	158,007	160,844
Equity securities
Major categories of net investment income
Total investment income	5,676	7,696	9,960
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	39,767	42,448	46,977
Policy loans
Major categories of net investment income
Total investment income	789	792	788
Short-term investments
Major categories of net investment income
Total investment income	56	78	204
Other investments
Major categories of net investment income
Total investment income	6,314	1,263	1,042
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 0	$ 8	$ 16